Intangible Assets - Amount of Other Intangible Assets and the Changes in the Carrying Amounts of Other Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Beginning balance	$ 33
Amortization	(33)	$ (97)	$ (162)
Intangible Assets, Ending balance		33
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Beginning balance	33	130	292
Amortization	$ (33)	(97)	(162)
Intangible Assets, Ending balance		$ 33	$ 130